Submission	Sep. 30, 2024
Submission [Line Items]
Central Index Key	0001419945
Registrant Name	TEEKAY TANKERS LTD.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES